CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,713)	$ 6,541	$ 5,887
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, plant and equipment	7,530	6,099	4,831
Share-based compensation	6,747	3,990
Change in allowance for doubtful accounts			51
Loss on disposal of property, plant and equipment	20	13	6
Loss from equity method investments	291	239	189
Net loss (gain) on disposal of subsidiaries	(1,234)	168
Amortization of intangible assets	529	0	0
Changes in operating assets and liabilities:
Accounts receivable	(271)	183	(365)
Inventories	(1,512)	(290)	(1,451)
Prepaid expenses and other current assets	1,558	(2,110)	(1,438)
Amounts due from related parties	(51)	(115)	189
Deferred tax assets	(4,583)	(4,826)	(1,687)
Other non-current assets	(1,110)	(3)	(560)
Prepayments from customers	(12,872)	(3,192)	6,678
Accrued expenses and other current liabilities	5,307	10,927	10,176
Income tax payable	1,749	4,113	3,012
Deferred revenue	(91)	1,371	8,343
Other non-current liabilities	534	1,991	1,192
Net cash generated from operating activities	828	25,099	35,053
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(39,786)
Investments in term deposits	(55,454)		(452)
Proceeds from disposal of subsidiaries	832
Proceeds from maturity of term deposits	55,454	444
Purchase of long-term investments	(894)		(532)
Purchase of property, plant and equipment	(11,480)	(11,917)	(11,305)
Cash surrendered in disposal of subsidiaries		(168)
Loans to related parties		(1,010)
Repayment from loans to related parties		3,818
Loans to third parties	(1,665)
Repayment of loans to third parties	454
Proceeds from disposal of property, plant and equipment	804	178	167
Net cash used in investing activities	(51,735)	(8,655)	(12,122)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	811	1,337	1,422
Return of capital to Founders		(990)
Payment of initial public offering costs	(1,377)	(3,073)
Proceeds of exercise of options		595
Proceeds from initial public offering		94,627
Acquisition of additional equity interest from non-controlling shareholders	(190)
Net cash generated from (used in) financing activities	(756)	92,496	1,422
Exchange rate effect on cash and cash equivalents	(2,741)	3,666	(2,690)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(54,404)	112,606	21,663
Cash and cash equivalents, and restricted cash at beginning of the year	159,234	46,628	24,965
Cash and cash equivalents, and restricted cash at end of the year	104,830	159,234	46,628
Supplemental schedule of cash flow information
Income taxes paid	(5,213)	(4,626)	(723)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through deposits made	1,368	2,187	$ 506
Acquisition of property, plant and equipment through payable	414	708
Return of capital to settle with a loan from a related party		(1,010)
A loan due from a related party settled with return of capital		$ 1,010
Unsettled portion of investment and acquisitions	$ 5,719